Share-settled Debt Obligation - Related Party (Detail Narrative) - USD ($)				1 Months Ended	12 Months Ended
	Oct. 15, 2020	Sep. 02, 2020	Jun. 15, 2020	May 31, 2020	Mar. 31, 2020	Mar. 31, 2021	Jan. 31, 2020
Debt principal amount				$ 25,000		$ 20,000
Notes payable					$ 15,000		$ 42,500
Debt interest rate				6.00%		6.00%	6.00%
Debt instrument maturity date				Aug. 14, 2020	Apr. 30, 2020
Annual monthly payments					$ 3,100
Debt conversion amount				$ 25,382
Discount on debt			$ 206,000
Share-Settled Debt Obligations [Member]
Notes payable						$ 196,000
Amended Promissory Note [Member] | David B Masters [Member]
Debt principal amount		$ 59,642
Accrued Interest		6,058
Notes payable		$ 65,700
Debt interest rate		8.00%
Debt default interest rate		20.00%
Debt instrument maturity date		Jun. 30, 2022
Annual monthly payments		$ 3,100
Conditions of promissory notes, description		The Amendment to Promissory Note requires monthly payments of $3,100 and a maturity date of June 30, 2022 provided however that if the Company shall achieve $1,500,000 in equity sales or achieve gross product sales of $1,500,000, the Company must pay the outstanding balance at that time.
Amended Promissory Note [Member] | David B Masters [Member] | Maximum [Member]
Additional term		2 years
Promissory Note [Member]
Debt principal amount						0
Accrued Interest						0
Promissory Note [Member] | David B Masters [Member]
Debt principal amount	$ 192,500	$ 195,000
Accrued Interest	658
Notes payable	193,158
Debt interest rate		3.00%
Debt instrument maturity date		Aug. 31, 2022
Annual monthly payments		$ 4,000
Conditions of promissory notes, description		David Masters' release of any claim to the $195,000 in past accrued salary he was owed, it accrues interest at a rate of 3% per annum, has a maturity date of August 31, 2022, and required payments of $4,000 per month beginning when the Company's sale of products reach $3,500,000. The reclassification of the $195,000 was treated as a debt modification.
Promissory Note [Member] | David B Masters [Member] | Conversion Agreement [Member]
Debt principal amount	192,500
Unamortized discount on debt	3,500
Accrued Interest	658
Notes payable	196,000
Conversion fee	3,500
Discount on debt	$ 658
Amendment to Promissory Note [Member]
Debt principal amount						44,554
Accrued Interest						$ 0